Reconciliation of Operating Income (Loss) to Income from Continuing Operations Before Income Tax (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	8 Months Ended	3 Months Ended	4 Months Ended	12 Months Ended		1 Months Ended	3 Months Ended								10 Months Ended	3 Months Ended
	Mar. 31, 2013 TransUnion Corp-Successor	Dec. 31, 2012 TransUnion Corp-Successor	Mar. 31, 2012 TransUnion Corp-Predecessor	Apr. 30, 2012 TransUnion Corp-Predecessor	Dec. 31, 2011 TransUnion Corp-Predecessor	Dec. 31, 2010 TransUnion Corp-Predecessor	Mar. 31, 2012 TransUnion Holding Company, Inc.	Mar. 31, 2013 TransUnion Holding Company, Inc.	Dec. 31, 2012 TransUnion Holding Company, Inc.		Sep. 30, 2012 TransUnion Holding Company, Inc.		Jun. 30, 2012 TransUnion Holding Company, Inc.		Mar. 31, 2012 TransUnion Holding Company, Inc.	Dec. 31, 2012 TransUnion Holding Company, Inc.	Mar. 31, 2013 Transunion Corp TransUnion Corp-Successor	Mar. 31, 2012 Transunion Corp TransUnion Corp-Predecessor
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income from segments	$ 44.5	$ 142.1	$ 65.6	$ (0.2)	$ 252.7	$ 216.1		$ 44.2	$ 43.4	[1]	$ 61.3	[1]	$ 36.5	[1],[2]		$ 141.2	$ 44.5	$ 65.6
Non-operating income and expense	(26.1)	(69.9)	(33.2)	(63.7)	(185.6)	(133.1)	(8.5)	(50.1)							(8.5)	(138.5)	(26.1)	(33.2)
Income (loss) from continuing operations before income tax	$ 18.4	$ 72.2	$ 32.4	$ (63.9)	$ 67.1	$ 83.0	$ (8.5)	$ (5.9)							$ (8.5)	$ 2.7	$ 18.4	$ 32.4

[1]	The sum of the quarterly totals may not equal the annual totals due to rounding.
[2]	The financial results of TransUnion Holding include the consolidated results of TransUnion Corp. subsequent to April 30, 2012, the date of acquisition. See Note 1, "Significant Accounting and Reporting Policies," and Note 2, "Change in Control Transactions," for further information. For the period of inception through March 31, 2012, net income (loss) and net income (loss) attributable to TransUnion Holding included $7.0 million of acquisition fees related to the 2012 Change in Control Transaction. For the three months ended June 30, 2012, net income (loss) and net income (loss) attributable to TransUnion Holding included $8.2 million of acquisition fees related to the 2012 Change in Control Transaction.